Investment Objectives and Goals - CoreValues Alpha Greater China Growth ETF	Jan. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	CoreValues Alpha Greater China Growth ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	CoreValues Alpha Greater China Growth ETF (the “Fund”) seeks long-term capital appreciation.